INVESTMENT SECURITIES - Investments in debt securities at fair value through OCI (Details) - Financial assets measured at fair value through other comprehensive income, category [member] - Investment securities at fair value - COP ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Debt securities
Disclosure of financial assets [line items]
Cost	$ 21,255,393	$ 19,073,395
Unrealized Gain	389,129	83,040
Unrealized Losses	(35,530)	(220,678)
Fair Value	21,608,992	18,935,757
ECL	34,080	99,017
Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Cost	11,556,588	10,517,512
Unrealized Gain	118,746	65,724
Unrealized Losses	(31,392)	(57,462)
Fair Value	11,643,942	10,525,774
ECL	3,476	446
Securities issued by other of the Colombian Government entities
Disclosure of financial assets [line items]
Cost	448,710	496,936
Unrealized Gain	17,654	3,581
Unrealized Losses	(686)	(2,882)
Fair Value	465,678	497,635
ECL	482	422
Securities issued by foreign Governments
Disclosure of financial assets [line items]
Cost	4,777,822	3,042,595
Unrealized Gain	219,998	9,209
Unrealized Losses	(390)	(36,248)
Fair Value	4,997,430	3,015,556
ECL	25,132	14,457
Securities issued by central banks
Disclosure of financial assets [line items]
Cost	969,832	1,133,337
Unrealized Gain	2,354	1,058
Unrealized Losses	(2,091)	(2,655)
Fair Value	970,095	1,131,740
ECL	1,210	6,154
Securities issued by other financial entities
Disclosure of financial assets [line items]
Cost	3,033,397	3,352,299
Unrealized Gain	22,451	3,191
Unrealized Losses	(923)	(47,010)
Fair Value	3,054,925	3,308,480
ECL	2,850	8,623
Securities issued by entities of the non-financial sector entities
Disclosure of financial assets [line items]
Cost	34,325	278,838
Unrealized Gain	515	156
Unrealized Losses		(69,054)
Fair Value	34,840	209,940
ECL	38	68,657
Other debt securities
Disclosure of financial assets [line items]
Cost	434,719	251,878
Unrealized Gain	7,411	121
Unrealized Losses	(48)	(5,367)
Fair Value	442,082	246,632
ECL	$ 892	$ 258